Investment in Securities (Summary of Roll-forward of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 163	¥ 120	¥ 153	¥ 120
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net			(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	9	1	24	1
Ending	172	121	172	121
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	147	120	132	120
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net			0
Increase (Decrease) from the effects of changes in foreign exchange rates	9	1	24	1
Ending	156	¥ 121	156	¥ 121
Japanese other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	16		21
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net			(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	0		0
Ending	¥ 16		¥ 16